Income Taxes - Key Jurisdictions of Company's Earliest Open Tax Years (Detail)	12 Months Ended
Dec. 31, 2013
United States [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2010
Canada [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2009
Egypt [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	1998
Australia [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2009
United Kingdom [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2011
Argentina [Member]
Schedule Of Income Tax [Line Items]
Open Tax Years by Major Tax Jurisdiction	2006